Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 06, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2024
Prospectus Date	rr_ProspectusDate	Aug. 05, 2024
YieldMax(TM) MARA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated August 5, 2024

Effective immediately, all references to Marathon Digital Holdings, Inc. in the Fund’s Prospectus and SAI are hereby replaced with MARA Holdings, Inc.

YieldMax(TM) MARA Option Income Strategy ETF | YieldMax(TM) MARA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MARO